Property, plant and equipment	6 Months Ended
Jun. 30, 2022
Property, plant and equipment

10.	Property, plant and equipment

In the first six months of 2022, property, plant and equipment decreased from €125.5 million as at December 31, 2021 to €123.2 million as at June 30, 2022. This decrease relates to depreciation expenses (€7.7 million), impairment expenses (€3.3 million) and exchange rate differences (€3.9 million) and is partly offset by additions (€12.6 million).